Summary of RSU Activity (Detail) (Restricted Stock Units (RSUs), USD $)	3 Months Ended
Mar. 31, 2013
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	496,000
Granted	18,450
Ordinary shares issued
Forfeited
Outstanding at ending of period	514,450
Weighted Average Fair Value
Outstanding at beginning of period	$ 20.26
Granted	$ 31.49
Ordinary shares issued
Forfeited
Outstanding at end of period	$ 20.66
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 9 months 4 days